Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 325,877	$ 236,962
Less: accumulated depreciation	(95,365)	(37,387)
Total property and equipment, net	230,512	199,575
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	304,499	222,724
Computer and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 21,378	$ 14,238